RELATED PARTY TRANSACTIONS, FINTECH ACQUISITION CORP. II, Founder Shares (FY) (Details) - USD ($)			1 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jan. 25, 2017	May 28, 2015	Jan. 31, 2017	May 30, 2015	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Founder Share [Abstract]
Proceeds from issuance of common stock to initial stock holders					$ 0	$ 3,311	$ 0	$ 3,311	$ 0
Common Stock, shares outstanding (in shares)					7,788,595			7,780,627	5,298,333
Founder Shares [Member]
Founder Share [Abstract]
Percentage of shares agreed to transfer								20.00%
Number of trading days								20 days
Trading day threshold period								30 days
Founder Shares [Member] | Condition One [Member]
Founder Share [Abstract]
Percentage of shares agreed to transfer								20.00%
Founder Shares [Member] | Condition Two [Member]
Founder Share [Abstract]
Percentage of shares agreed to transfer								20.00%
Founder Shares [Member] | Condition Three [Member]
Founder Share [Abstract]
Percentage of shares agreed to transfer								20.00%
Founder Shares [Member] | Condition Four [Member]
Founder Share [Abstract]
Percentage of shares agreed to transfer								20.00%
Founder Shares [Member] | Maximum [Member] | Condition One [Member]
Founder Share [Abstract]
Share price (in dollars per share)								$ 12.00
Founder Shares [Member] | Maximum [Member] | Condition Two [Member]
Founder Share [Abstract]
Share price (in dollars per share)								13.50
Founder Shares [Member] | Maximum [Member] | Condition Three [Member]
Founder Share [Abstract]
Share price (in dollars per share)								15.00
Founder Shares [Member] | Maximum [Member] | Condition Four [Member]
Founder Share [Abstract]
Share price (in dollars per share)								$ 17.00
Initial Stockholders' [Member] | Founder Shares [Member]
Founder Share [Abstract]
Issuance of common stock (in shares)		5,298,333	701,667	5,298,333	6,000,000			6,000,000
Proceeds from issuance of common stock to initial stock holders		$ 25,000	$ 3,311	$ 25,000
Initial stockholders ownership percentage					25.00%			25.00%
Common Stock, shares outstanding (in shares)					5,973,333			5,973,333
Initial Stockholders' [Member] | Founder Shares [Member] | Maximum [Member]
Founder Share [Abstract]
Shares subject to forfeiture (in shares)					760,000			760,000
Over-Allotment Option [Member]
Founder Share [Abstract]
Forfeiture of shares (in shares)	26,667
Over-Allotment Option [Member] | Founder Shares [Member]
Founder Share [Abstract]
Units issued to underwriters (in shares)	2,200,000
Shares not subject forfeiture (in shares)	733,333
Forfeiture of shares (in shares)	26,667